Average Annual Total Returns - Class K Shares - BlackRock Emerging Markets Bond Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	7.18%
Since Inception	4.67%
Inception Date	Jul. 27, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	4.81%
Since Inception	2.39%
Inception Date	Jul. 27, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.14%
Since Inception	2.54%
Inception Date	Jul. 27, 2017